Related party transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Contract sum	$ 823,793
Research and development	$ 214,396	$ 609,397
Dunhua Acer Truncatum Seedling Planting Co Ltd [Member]
Related Party Transaction [Line Items]
Research and development description	Seedling analysis
Contract sum	$ 109,060
Research and development	$ 43,624	65,436
Zhong Yuan Nervonic Acid Biotechnology Co Ltd [Member]
Related Party Transaction [Line Items]
Research and development description	Nervonic acid analysis
Contract sum	$ 155,800
Research and development	$ 38,950	116,850
Zhong Yuan Nervonic Acid Biotechnology Co Ltd One [Member]
Related Party Transaction [Line Items]
Research and development description	Nervonic acid analysis
Contract sum	$ 67,306
Research and development	$ 0	67,306
Ai Rui Tai Ke Fertilizer Co Ltd [Member]
Related Party Transaction [Line Items]
Research and development description	Chemical elements, lignin, cellulose testing
Contract sum	$ 94,337
Research and development	$ 18,867	75,470
Ai Rui Tai Ke Fertilizer Co Ltd One [Member]
Related Party Transaction [Line Items]
Research and development description	Chemical elements, lignin, cellulose testing
Contract sum	$ 124,640
Research and development	$ 31,160	93,480
Zhong Yuan Bo Rui Biotechnology Zhuhai Hengqin Co Ltd [Member]
Related Party Transaction [Line Items]
Research and development description	Metabolomics testing and analysis
Contract sum	$ 272,650
Research and development	$ 81,795	$ 190,855